Financial Risk Management and Fair Values of Financial Instruments - Summary of Undiscounted Balances of Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	¥ 3,883	¥ 4,656
Corporate bonds	17,981	19,970
Promissory notes	17,960	36,882
Other obligations	3,419	3,476
Accounts payable and accrued liabilities	125,260	143,224
Amounts due to related parties	8,126	8,700
Amounts due to ultimate holding company	2,176	2,463
Amounts due to domestic carriers	2,538	1,989
Commercial papers	8,991	35,958
Short-term bank loans	22,500	76,994
Financial liabilities	212,834	334,312
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	412	207
Corporate bonds	544	2,583
Promissory notes	18,440	20,078
Other obligations	3,006	3,179
Accounts payable and accrued liabilities	125,260	143,224
Amounts due to related parties	8,138	8,700
Amounts due to ultimate holding company	2,184	2,463
Amounts due to domestic carriers	2,538	1,989
Commercial papers	9,127	36,395
Short-term bank loans	22,945	78,210
Financial liabilities	192,594	297,028
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	444	472
Corporate bonds	17,282	544
Promissory notes		18,440
Other obligations	293	258
Financial liabilities	18,019	19,714
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	1,329	1,299
Corporate bonds	1,049	18,331
Other obligations	48	44
Financial liabilities	2,426	19,674
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	2,567	4,119
Other obligations	47	55
Financial liabilities	¥ 2,614	¥ 4,174